UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 Field Drive

Lake Forest, Illinois   60045

(Address of principal executive offices)

(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 Field Drive

Lake Forest, Illinois 60045

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Forester Value Fund
	Schedule of Investments
	June 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 79.44%

Aerospace/Defense Products & Services - 2.03%
56,700	Honeywell International, Inc.	$ 2,213,001

Agricultural Chemicals - 0.72%
19,100	Mosaic Co.	744,518

Computer & Office Equipment - 5.04%
67,600	Hewlett-Pakcard Co.	2,925,728
18,600	International Business Machines Corp.	2,296,728
		5,222,456
Converted Paper & Paperboard Products - 2.96%
50,700	Kimberly-Clark Corp.	3,073,941

Crude Petroleum & Natual Gas - 0.77%
13,100	Devon Energy Corp.	798,052

Drilling Oil & Gas Wells - 0.63%
14,000	Transocean Ltd. (Switzerland) *	648,620

Electric Services - 3.93%
63,100	American Electric Power Co.	2,038,130
52,560	Dominion Resources, Inc.	2,036,174
		4,074,304
Electronic & Other Electrical Equipment - 1.97%
65,200	Public Service Enterprise Group	2,042,716

Fire, Marine & Casualty Insurance - 4.60%
59,600	Allstate Corp.	1,712,308
62,200	Travelers Companies, Inc.	3,063,350
		4,775,658
Food And Kindred Products - 2.55%
94,292	Kraft Foods, Inc.	2,640,176

Gas & Other Services Combined - 0.85%
18,900	Sempra Energy	884,331

Gold & Silver Ores - 1.60%
26,900	Newmont Mining Corp.	1,660,806

Hospital & Medical Service Plans - 3.45%
22,400	Humana, Inc. *	1,023,008
90,000	UnitedHealth Group, Inc.	2,556,000
		3,579,008
Insurance Agents, Brokers & Services -1.86%
52,000	Aon Corp.	1,930,240

Malt Beverages - 1.73%
42,300	Molson Coors Brewing Co.	1,791,828

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 0.91%
13,200	V.F. Corp.	939,576

National Commercial Banks - 2.06%
65,400	U.S. Bancorp	1,461,690
20,000	State Street	676,400
		2,138,090
Petroleum Refining - 5.34%
39,200	Chevron Corp.	2,660,112
37,900	Conocophillips	1,860,511
56,700	Valero Energy Corp.	1,019,466
		5,540,089
Pharmaceutical Preparations - 11.20%
122,400	Bristol Myers Squibb Co.	3,052,656
52,200	Johnson & Johnson	3,082,932
61,100	Eli Lilly & Co.	2,046,850
58,301	Merck & Co., Inc.	2,038,786
97,794	Pfizer, Inc.	1,394,543
		11,615,767
Retail-Drug Stores & Proprietary Stores - 2.54%
90,000	CVS Caremark Corp.	2,638,800

Retail-Eating Places - 1.71%
26,900	McDonald's Corp.	1,771,903

Retail-Radio, TV & Consumer Electronics Stores - 1.24%
38,000	Best Buy Co.	1,286,680

Retail-Variety Stores - 3.85%
27,400	Target Corp.	1,347,258
55,000	Wal-Mart Stores, Inc.	2,643,850
		3,991,108
Services-Prepackaged Software - 6.43%
119,300	Microsoft Corp.	2,745,093
100,900	Oracle Corp.	2,165,314
126,800	Symantec Corp. *	1,759,984
		6,670,391
Ship & Boat Building & Repairing - 2.06%
36,500	General Dynamics Corp.	2,137,440

Surgical & Medical Instruments - 2.70%
35,400	3M Co.	2,796,246

Telephone Communications - 1.62%
69,400	AT&T Corp.	1,678,786

Tobacco Products - 2.99%
154,750	Altria Group, Inc.	3,101,190

TOTAL FOR COMMON STOCKS (Cost $79,798,177) - 79.44%		$ 82,385,721

PUT OPTIONS - 1.46%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	S&P 100 Index
55,000	July 2010 Put @ 490.00	1,518,000

TOTAL FOR PUT OPTIONS (Premiums Paid $456,420) - 1.46%		1,518,000

SHORT TERM INVESTMENTS (Cost $25,361,005) - 24.45%
25,361,005	Fidelity Institutional Treasury Money Market Fund-Class I .01% **	25,361,005

TOTAL INVESTMENTS (Cost $105,615,602) - 105.36%		$ 109,264,726

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.36%)		(5,557,689)

NET ASSETS - 100.00%		$ 103,707,037

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2010.
ADR - American Depository Receipts.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS
At June 30, 2010 the net unrealized apprecation on investments, based on cost for federal income tax purposes of $105,615,602 amounted to $3,649,124 which consisted of aggregate gross unrealized appreciation of $8,113,177 and aggregate gross unrealized depreciation of $4,464,053.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$82,385,721	$0	$0	$ 82,385,721
Put Options	$1,518,000	$0	$0	$ 1,518,000
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$25,361,005	$0	$0	$25,361,005
Total	$109,264,726	$0	$0	$ 109,264,726

	Forester Discovery Fund
	Schedule of Investments
	June 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 49.89%

Beverage - 2.01%
4,185	Diageo Plc. ADR	$ 262,567

Bottled & Canned Soft Drinks & Carbonated Waters - 2.58%
7,800	Fomento Economico Mexicano SAB de CV	$ 336,570

Cigarettes - 2.00%
4,130	British American Tobacco Plc	261,429

Commercial Banks, NEC - 3.08%
6,100	Banco Santander, SA	64,050
3,130	Canadian Imperial Bank of Commerce (Canada)	194,780
2,200	Toronto Dominion Bank	142,802
		401,632
Crude Petroleum & Natural Gas - 5.39%
4,000	Eni SPA	146,200
6,000	Petroleo Brasileiro	205,920
2,640	Royal Dutch Shell A ADR	132,581
4,910	Total SA ADR	219,182
		703,883
Electric Services - 1.79%
18,170	Korea Electirc Power Co. *	234,030

Electronic & Other Electrical Equipment (No Computer Equipment) - 4.07%
17,390	Panasonic Corp. ADR *	217,897
3,500	Siemens AG	313,355
		531,252
Food & Kindred Products - 1.94%
9,460	Unilever Plc. ADR	252,866

Household Audio & Video Equipment - 1.92%
9,410	Sony Corp. ADR *	251,059

Insurance Agents, Brokers & Services - 0.87%
11,485	Allianz SE ADR	113,012

Motor Vehicles & Passenger Cars - 1.69%
3,210	Toyota Motor Corp. ADR *	220,110

Pharmaceutical Preparations - 5.93%
5,840	AstraZeneca Plc ADR	275,239
5,395	Novaris AG	260,686
7,930	Sanofi Aventis ADR	238,376
		774,301
Radio & TV Broadcasting & Communications Equipment - 1.06%
16,975	Nokia Corp. Spon ADR	138,346

Radio Telephone Communications - 1.43%
9,000	Vodafone Group Plc.	186,030

Retail - Grocery Stores - 2.06%
3,700	Delhaize Freres	268,250

Savings Institution, Federally Chartered - 1.09%
3,130	HSBC Holdings Plc. ADR	142,697

Security Brokers, Dealers & Flotation Companies - 1.20%
4,200	Credit Suisse Group AG	157,206

Services-Management Consulting - 1.68%
12,695	Abb Ltd ADR	219,370

Services-Prepackaged Software - 1.80%
5,310	SAP Aktiensesell ADR	235,233

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.76%
1,050	POSCO ADR *	99,036

Surgical & Medical Instruments - 2.00%
6,510	Covidien Plc. (Ireland)	261,572

Telephone Communications (No Radio Telephones) - 3.54%
12,110	BT Group Plc.	232,633
11,270	Nippon Telegraph & Telephone Corp. *	229,231
		461,864

TOTAL FOR COMMON STOCKS (Cost $7,139,031) - 49.89%		$ 6,512,315

SHORT TERM INVESTMENTS - 50.12%
6,541,887	Fidelity Institutional Treasury Money Market Fund-Class I .01%**	6,541,887

TOTAL INVESTMENTS (Cost $13,680,918) - 100.01%		$ 13,054,202

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01%)		(1,546)

NET ASSETS - 100.00%		$ 13,052,656

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2010.
ADR - American Depository Receipts.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS

At June 30, 2010 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $13,680,918 amounted to $626,716 which consisted of aggregate gross unrealized depreciation of $724,244 and aggregate gross unrealized appreciation of $97,528.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$6,512,315	$0	$0	$6,512,315
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$6,541,887	$0	$0	$6,541,887
Total	$13,054,202	$0	$0	$13,054,202

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By

Thomas H. Forester

CEO and CFO

Date September 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

Thomas H. Forester

CEO and CFO

Date September 17, 2010